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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                                Stephen W. Kidder
                    Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
Business Address       (Street)       (City)    (State)   (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                                    Stephen W. Kidder
                                    -------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

             Name:            13F File No.:
---------------------------   --------------
1. Brian C. Broderick            28-11136
2. Michael B. Elefante           28-06281
3. Timothy F. Fidgeon            28-06169
4. Roy A. Hammer                  28-5798
5. Michael J. Puzo               28-06165
6. Kurt F. Somerville            28-10379
7.
   ------------------------      --------
8.
   ------------------------      --------
9.
   ------------------------      --------
10.
    -----------------------      --------

*    Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF: SEPTEMBER 30, 2005            FORM 13F      SEC FILE # STEPHEN W. KIDDER/

                                                                                         ITEM 6:                   ITEM 8:
                                                                           ITEM 5:     INVESTMENT             VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR    DISCRETION           --------------------
         ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL  -------------  ITEM 7:  (A)   (B)     (C)
     NAME OF ISSUER               TITLE OF CLASS      NUMBER     VALUE      AMOUNT   (A)  (B)  (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- ---------- ---  ---  --- -------- ----  ------   -----
ABBOTT LABS                   COMMON STOCK          002824100      361248      8520             xx                  8520
AMAZON NOTE CONV SUB DEB      CONV. CORPORATE BONDS 023135AF3      576725    590000             xx                590000
AMGEN INC.                    COMMON STOCK          031162100     1105820     13880             xx                 13880
ANALOG DEVICES, INC.          COMMON STOCK          032654105      333517      8980             xx                  8980
APTARGROUP INC                COMMON STOCK          038336103      381047      7650             xx                  7650
AUTOMATIC DATA PROCESSING     COMMON STOCK          053015103      622789     14470             xx                 14470
BP PLC ADR                    COMMON STOCK          055622104     1123752     15861             xx                 15861
BANK OF AMERICA CORP.         COMMON STOCK          060505104      208395      4950             xx                  4950
BEA SYSTEMS INC.              CORPORATE BONDS       073325AD4      651750    660000             xx                660000
BIOMET INC                    COMMON STOCK          090613100      333563      9610             xx                  9610
CANADIAN NATIONAL RAILWAY CO. COMMON STOCK          136375102      603344      8499             xx                  8499
CATERPILLAR INC               COMMON STOCK          149123101      470000      8000             xx                  8000
CHEVRON CORP.                 COMMON STOCK          166764100      334007      5160             xx                  5160
CHUBB CORPORATION             COMMON STOCK          171232101      236412      2640             xx                  2640
E I DU PONT DE NEMOURS & CO.  COMMON STOCK          263534109      263614      6730             xx                  6730
E M C CORP.                   COMMON STOCK          268648102      324212     25055             xx                 25055
EMERSON ELECTRIC CO.          COMMON STOCK          291011104      466700      6500             xx                  6500
ENCANA CORP.                  COMMON STOCK          292505104     1221595     20950             xx                 20950

                                                                          Page 2
AS OF: SEPTEMBER 30, 2005            FORM 13F      SEC FILE # STEPHEN W. KIDDER/

                                                                                         ITEM 6:                   ITEM 8:
                                                                           ITEM 5:     INVESTMENT             VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR    DISCRETION           --------------------
         ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL  -------------  ITEM 7:  (A)   (B)     (C)
     NAME OF ISSUER               TITLE OF CLASS      NUMBER     VALUE      AMOUNT   (A)  (B)  (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- ---------- ---  ---  --- -------- ----  ------   -----
EXXON MOBIL CORP.             COMMON STOCK          30231G102     2132021     33554             xx                 33554
GENERAL ELECTRIC CO.          COMMON STOCK          369604103     2163028     64242             xx                 64242
GILLETTE COMPANY              COMMON STOCK          375766102      261900      4500             xx                  4500
HEWLETT PACKARD CO            COMMON STOCK          428236103      289080      9900             xx                  9900
INTEL CORPORATION             COMMON STOCK          458140100     2014521     81725             xx                 81725
IVAX CORP                     CORPORATE BONDS       465823AG7      699125    700000             xx                700000
JEFFERSON-PILOT CORP.         COMMON STOCK          475070108     1274338     24904             xx                 24904
JOHNSON & JOHNSON             COMMON STOCK          478160104     1754754     27730             xx                 27730
KOPIN                         COMMON STOCK          500600101      141189     20315             xx                 20315
MERCK & CO INC.               COMMON STOCK          589331107      621885     22855             xx                 22855
MICROSOFT CORP.               COMMON STOCK          594918104      652513     25360             xx                 25360
NOKIA CORP ADR A              COMMON STOCK          654902204      324249     19175             xx                 19175
NORTEL NETWORKS CORP COM      COMMON STOCK          656568102       37164     11400             xx                 11400
PEPSICO INC.                  COMMON STOCK          713448108      232511      4100             xx                  4100
PFIZER INC.                   COMMON STOCK          717081103      344461     13795             xx             1   13795
PROCTER & GAMBLE CO.          COMMON STOCK          742718109     1337850     22500             xx                 22500
ROCKWELL AUTOMATION INC       COMMON STOCK          773903109      222180      4200             xx                  4200

                                                                          Page 3
AS OF: SEPTEMBER 30, 2005            FORM 13F      SEC FILE # STEPHEN W. KIDDER/

                                                                                         ITEM 6:                   ITEM 8:
                                                                           ITEM 5:     INVESTMENT             VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR    DISCRETION           --------------------
         ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL  -------------  ITEM 7:  (A)   (B)     (C)
     NAME OF ISSUER               TITLE OF CLASS      NUMBER     VALUE      AMOUNT   (A)  (B)  (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- ---------- ---  ---  --- -------- ----  ------   -----
ROCKWELL COLLINS INC.         COMMON STOCK          774341101      202944      4200             xx                 4200
J M SMUCKER CO NEW            COMMON STOCK          832696405      404096      8325             xx                 8325
TARGET CORP                   COMMON STOCK          87612E106      257054      4950             xx                 4950
3 M COMPANY                   COMMON STOCK          88579Y101      685916      9350             xx                 9350
WYETH                         COMMON STOCK          983024100      407176      8800             xx                 8800
TOTAL:                                                         26,078,445